Debt - Schedule of Debt Obligations (Parenthetical) (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 14, 2014	Aug. 06, 2014
Term Debt [Member]
Debt Instrument [Line Items]
Interest rate on debt	5.50%	5.10%	4.50%
Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on debt	11.00%	11.00%	11.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Available capacity	$ 300.0	$ 130.0	$ 130.0	$ 130.0	$ 130.0
Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Available capacity	$ 2.7	2.9	$ 7.7
Revolving Credit Facility [Member] | Previously Reported [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Available capacity		$ 8.4